Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 22,427	$ 18,929	$ 16,236	$ 17,742	$ 10,641	$ 12,926	$ 12,700	$ 11,591	$ 9,076	$ 9,955	$ 9,475
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 606,543	510,514	436,778	476,182	284,902	345,369	338,335	308,118	240,628	263,244	250,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 21,337	18,078	15,846	17,515	10,692	13,105	12,818	11,683	9,281	9,939	9,475
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 577,246	487,954	426,707	470,508	286,541	350,212	341,644	310,568	246,059	262,937	250,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 1,665,365	1,406,299	1,228,598	1,353,379	823,544
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,582	14,338	12,551	12,878	6,651	9,750	11,401	9,997	8,124	9,387	9,475
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 447,401	386,090	337,294	345,380	178,065	260,414	303,834	265,766	215,423	248,260	250,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 1,865,905	1,607,903	1,403,021	1,434,983	738,365
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,028	17,080	14,294	14,821	8,208	10,923	12,030	10,641	8,324	9,889	9,475
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 513,320	459,623	383,882	397,459	219,739	291,826	320,574	282,865	220,734	261,612	250,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,644	16,861	14,216	14,848	8,284	11,104	12,320	10,979	8,655	10,360	10,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 1,810,683	1,619,583	1,350,778	1,395,663	770,093
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,917	18,385	16,398	18,133	10,125	12,896	14,226	12,141	9,139	9,736	9,479
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 538,801	496,464	441,413	486,901	271,618	344,424	379,467	323,015	242,399	257,331	250,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 1,574,608	1,450,317	1,288,758	1,422,151	792,484
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,055	14,880	12,685	14,427	8,849	11,140	11,708	10,706	8,385	9,262	9,473
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 488,159	401,550	341,420	387,345	236,788	297,542	311,800	284,506	222,384	245,056	250,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 453,898	397,534	326,181	361,698	232,793	289,759	318,550	307,788	244,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 439,730	380,301	324,843	378,942	250,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 23,990	20,214	16,254	18,411	10,879	13,223	12,941	11,570	9,006	10,086	9,474
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 23,536	19,971	16,178	18,455	10,982	13,445	13,254	11,942	9,364	10,565	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 649,246	545,708	437,731	494,599	291,328	353,368	344,913	307,661	238,886	266,867	250,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 1,863,952	1,565,532	1,255,013	1,416,477	833,887
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,266	12,118	11,137	12,554	10,541	11,429	10,998	10,711	9,444	9,572	9,623
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 354,190	322,925	295,640	332,641	278,773	300,587	288,502	280,455	246,556	249,359	250,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 1,242,331	1,130,422	1,034,893	1,163,307	973,940	1,049,955	1,005,857
HW Opportunities MP Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 17,134	14,211	11,109	12,900
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,057	19,509	17,491	18,771	13,064	14,331	13,212	12,375	10,711	10,413	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 786,870	639,082	537,253	623,737	432,657	406,138	372,664	324,682	273,971	268,235	250,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 551,419	487,736	437,275	469,279	326,606	358,263	330,311	309,367	267,779	260,333	250,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 812,593	655,966	549,553	631,925	441,682	410,940	373,517	326,110	276,295	268,417	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,057	19,509	17,491	18,771	13,064	14,331	13,212	12,375	10,711	10,413	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 786,870	639,082	537,253	623,737	432,657	406,138	372,664	324,682	273,971	268,235	250,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 551,419	487,736	437,275	469,279	326,606	358,263	330,311	309,367	267,779	260,333	250,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 812,593	655,966	549,553	631,925	441,682	410,940	373,517	326,110	276,295	268,417	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 1,915,179	1,555,475	1,307,631	1,518,128	1,053,053
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,518,560	1,343,184	1,204,219	1,292,354	899,445
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 1,949,694	1,573,889	1,318,569	1,516,208	1,059,748
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 20,809	18,583	16,817	18,685	12,207	13,842	13,351	12,408	10,704	10,367	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index Index
Account Value	$ 23,768	21,057	18,322	22,154	14,789	15,128	14,030	12,490	10,723	10,663	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 786,870	639,082	537,253	623,737	432,657	406,138	372,664	324,682	273,971	268,235	250,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 520,223	464,578	420,422	467,120	305,179	346,055	333,768	310,207	267,591	259,179	250,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 594,192	526,414	458,052	553,846	369,727	378,198	350,751	312,262	268,073	266,586	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 1,915,179	1,555,475	1,307,631	1,518,128	1,053,053
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 1,485,120	1,326,268	1,200,212	1,333,523	871,218
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 1,563,615	1,385,257	1,205,363	1,457,446	972,936
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 786,870	639,082	537,253	623,737	432,657	406,138	372,664	324,682	273,971	268,235	250,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 457,349	412,413	389,041	464,696	268,177	324,973	346,584	306,442	245,434	251,939	250,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 491,933	446,984	398,003	532,072	328,387	351,687	363,724	309,379	248,296	266,214	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 1,915,179	1,555,475	1,307,631	1,518,128	1,053,053
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 1,415,455	1,276,383	1,204,049	1,438,194	829,984
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 1,433,191	1,302,236	1,159,535	1,550,129	956,718
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 786,870	639,082	537,253	623,737	432,657	406,138	372,664	324,682	273,971	268,235	250,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 457,349	412,413	389,041	464,696	268,177	324,973	346,584	306,442	245,434	251,939	250,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 491,933	446,984	398,003	532,072	328,387	351,687	363,724	309,379	248,296	266,214	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 1,915,179	1,555,475	1,307,631	1,518,128	1,053,053
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 1,415,455	1,276,383	1,204,049	1,438,194	829,984
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 1,433,191	1,302,236	1,159,535	1,550,129	956,718
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 600,533	499,644	421,603	492,171	353,967	344,181	323,689	291,382	246,525	253,574	250,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 612,986	510,005	430,346	502,377	361,307	351,318	330,401	297,425	251,638
MSCI WORLD ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Account Value	$ 431,609	388,052	330,497	397,032	297,176	314,213	310,219	289,807	242,542
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 424,145	352,889	297,770	347,611	250,000
MSCI World ex-USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Small Cap Index
Account Value	$ 324,840	301,324	273,813	355,711	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Account Value	$ 21,784	19,289	17,343	18,742	12,890	14,231	13,258	12,361	10,637	10,386	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Account Value	$ 21,784	19,289	17,343	18,742	12,890	14,231	13,258	12,361	10,637	10,386	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 786,870	639,082	537,253	623,737	432,657	406,138	372,664	324,682	273,971	268,235	250,000
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Account Value	$ 544,591	482,222	433,577	468,538	322,249	355,765	331,443	309,034	265,932	259,655	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 1,915,179	1,555,475	1,307,631	1,518,128	1,053,053
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Account Value	$ 1,512,227	1,339,041	1,203,962	1,301,043	894,826
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Account Value	$ 12,669	12,061	11,893	13,802	13,320	12,186	11,022	11,100	10,847	10,101	10,000
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. High Yield Constrained Index
Account Value	$ 15,158	13,761	12,662	14,422	12,713	12,647	11,643	11,431	10,285	10,070	10,000
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Account Value	$ 316,735	301,530	297,329	345,058	332,988	304,654	275,561	277,491	271,164	252,537	250,000
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. High Yield Constrained Index
Account Value	$ 378,945	344,018	316,557	360,535	317,813	316,161	291,080	$ 285,779	$ 257,122	$ 251,753	$ 250,000
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Account Value	$ 1,138,706	1,084,042	1,068,939	1,240,530	1,197,138	1,095,272	990,679
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. High Yield Constrained Index
Account Value	$ 1,310,583	1,189,787	1,094,813	1,246,912	$ 1,099,158	$ 1,093,444	$ 1,006,700
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,632	11,884	9,990	11,598
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Account Value	$ 13,857	$ 12,270	$ 11,033	$ 11,922